Subsequent Events (Details Narrative) (Subsequent Event [Member], MOJO Data Solutions, Inc [Member], USD $)	0 Months Ended
Jan. 31, 2014
Subsequent Event [Member] | MOJO Data Solutions, Inc [Member]
Merger and acquisition cost	$ 14,134